Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 62	$ 51	$ 59